INVENTORIES (Disclosure of inventory) (Details) - CAD ($)	Mar. 31, 2025	Mar. 31, 2024
Classes of current inventories [abstract]
Raw materials	$ 2,193,242	$ 2,513,413
Finished goods	328,606	405,911
Allowance for impairment	(340,000)	(203,553)
Total inventories	2,181,848	2,715,771
Less: non-current portion	(1,294,339)	(1,293,789)
Total current portion of inventories	$ 887,509	$ 1,421,982